JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands	Jul. 20, 2020	Dec. 31, 2020	Dec. 31, 2019
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		R$ 1,453,939	R$ 2,007,074
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		92,849	575,426
Judicial deposits transferred to the company	R$ 490,603
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		525,563	518,372
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		331,086	269,483
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		289,924	286,270
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		18,880	140,186
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		58,300	57,142
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		46,830	46,167
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		33,540	34,983
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits		R$ 56,967	R$ 79,045